Share Incentive Plans, Stock Option Activity (Details) - 2006 and 2015 Plans [Member] - Stock Options [Member] - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Stock Option Shares [Roll Forward]
Outstanding, beginning balance (in shares)	696,716	659,574
Granted (in shares)	155,000	180,780
Exercised (in shares)	(135,146)	(129,067)
Forfeited (in shares)	(5,510)	(14,571)
Outstanding, ending balance (in shares)	711,060	696,716
Weighted Average Exercise Price [Abstract]
Outstanding, beginning balance (in dollars per share)	$ 18.13	$ 9.00
Granted (in dollars per share)	14.85	43.89
Exercised (in dollars per share)	6.37	5.72
Forfeited (in dollars per share)	27.25	34.55
Outstanding, ending balance (in dollars per share)	19.58	18.13
Weighted Average Grant Date Fair Value [Abstract]
Outstanding, beginning balance (in dollars per share)	6.17	3.34
Granted (in dollars per share)	4.41	14.34
Exercised (in dollars per share)	2.74	2.58
Forfeited (in dollars per share)	8.64	11.10
Outstanding, ending balance (in dollars per share)	$ 6.42	$ 6.17